Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Reconciliation of Derivative Liability for Level 3 Inputs (Details) (10-K) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 10, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Gain on extinguishment of debt, net	$ 237,664	$ 907,447	$ (4,714,751)		$ 7,151,041	$ 39,203,017	$ 39,090,168
Cumulative effect adjustment for change in derivative accounting				$ 453,086			453,086
Level 3 [Member]
Balance at beginning				$ 7,888,684	2,135,939	7,888,684	7,888,684	601,615
Initial valuation of derivative liabilities included in debt discount					1,702,474	936,644	1,332,512	1,487,787
Initial valuation of derivative liabilities included in derivative expense					14,892,068	1,017,323	1,073,889	6,839,065
Gain on extinguishment of debt related to repayment of debt					(44,169,129)	(246,110)	(246,110)
Gain on extinguishment of debt, net							(61,841,708)
Cumulative effect adjustment for change in derivative accounting						(838,471)	(838,471)
Change in fair value included in derivative expense					16,943,574	55,001,526	54,767,143	(1,039,783)
Balance at end		$ 2,886,811	$ 1,917,888		$ 2,886,811	$ 1,917,888	$ 2,135,939	$ 7,888,684